Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands		Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Common stock shares no par value		$ 0	$ 0	$ 0
Common stock shares authorized		500,000,000	179,872,754	107,265,966
Common stock shares issued		133,207,917	16,948,226	15,855,287
Common stock shares outstanding		133,207,917	16,948,226	15,855,287
Common stock value	[1]
Maximum [Member]
Common stock value		$ 1	$ 1	$ 1
Series A Convertible Preferred Shares [Member]
Temporary equity shares having no par value		$ 0	$ 0	$ 0
Temporary equity shares authorized		0	20,418,209	20,418,209
Temporary equity shares issued		0	20,418,209	20,418,209
Temporary equity shares outstanding		0	20,418,209	20,418,209
Series B Convertible Preferred Shares [Member]
Temporary equity shares having no par value		$ 0	$ 0	$ 0
Temporary equity shares authorized		0	15,906,053	15,906,053
Temporary equity shares issued		0	15,906,053	15,906,053
Temporary equity shares outstanding		0	15,906,053	15,906,053
Series B-1 Convertible Preferred Shares [Member]
Temporary equity shares having no par value		$ 0	$ 0	$ 0
Temporary equity shares authorized		0	3,032,940	3,032,940
Temporary equity shares issued		0	3,032,940	3,032,940
Temporary equity shares outstanding		0	3,032,940	3,032,940
Series C Convertible Preferred Shares [Member]
Temporary equity shares having no par value		$ 0	$ 0	$ 0
Temporary equity shares authorized		0	28,973,439	28,973,439
Temporary equity shares issued		0	28,216,005	28,216,005
Temporary equity shares outstanding		0	28,216,005	28,216,005
Series C-1 Convertible Preferred Shares [Member]
Temporary equity shares having no par value		$ 0	$ 0	$ 0
Temporary equity shares authorized		0	15,191,550	0
Temporary equity shares issued		0	2,699,114	0
Temporary equity shares outstanding		0	2,699,114	0

[1]	Represents amounts lower than $1.